Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements
5.	Fair Value Measurements

The Company elects to account for its convertible promissory notes issued from November through December 2019 to investors (“2019 Convertible Notes”) and related parties (“2019 Related Party Convertible Notes”), convertible promissory notes issued during 2023 to investors (“2023 Convertible Notes”) and to related parties (“2023 Related Party Convertible Notes), collectively referred to as “Convertible Notes”, which meet the required criteria, at fair value at inception and at each subsequent reporting date. Interest expense associated with the Convertible Notes is included in the change in fair value for the Convertible Notes. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying value of the Company’s Related Party Loans (as defined in Note 6) approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans, which are due within three years or less from issuance.

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1 — Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3 — Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31,
	2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
2019 Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

	Fair Value Measurements at Reporting Date Using
	Balance as of
	June 30,
	2023	Level 1	Level 2	Level 3
2019 Convertible Notes	$13,751	$—	$—	$13,751
2019 Related Party Convertible Notes	307	—	—	307
2023 Convertible Notes	5,071	—	—	5,071
2023 Related Party Convertible Notes	135	—	—	135
Total	$19,264	$—	$—	$19,264

For the six months ended June 30, 2022, the Company recognized less than $0.1 million of expense associated with the change in fair value for each of the 2019 Convertible Notes and 2019 Related Party Convertible Notes.

The following tables present a reconciliation of the Convertible Notes, which are measured at fair value (in thousands) on a recurring basis using significant unobservable inputs (Level 3):

		2019		2023
		Related		Related
	2019	Party	2023	Party
	Convertible	Convertible	Convertible	Convertible
	Notes	Notes	Notes	Notes	Total
Balance as of December 31, 2022	$11,392	$263	$—	$—	$11,655
Issuance of Convertible Notes	—	—	4,700	125	4,825
Change in fair value	2,359	44	371	10	2,784
Balance as of June 30, 2023	$13,751	$307	$5,071	$135	$19,264

The Company determines the carrying amount of the Convertible Notes using a scenario-based analysis that estimates the fair value of the Convertible Notes based on the probability-weighted present value of expected future investment returns by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument exists, fair value is estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities. Determining the fair value of the Convertible Notes requires the use of accounting estimates and assumptions. These estimates and assumptions are judgmental in nature and could have a significant impact on the determination of the debt, and the associated non-cash interest expense.

The following assumptions were used in determining the fair value of the Convertible notes as of:

	December 31,	June 30,
	2022	2023
Probability of conversion	—	75%
Probability of holding until maturity without conversion	—	25%
Remaining term until potential conversion trigger date (years)	—	0.17
Discount yield(1)	20%	13%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

5. Fair Value Measurements

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company’s management used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1 — Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3 — Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2021	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,219	$—	$—	$11,219
Related Party Convertible Notes	259	—	—	259
Total	$11,478	$—	$—	$11,478

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

The following table presents a reconciliation of the Convertible Notes, which are measured at fair value (in thousands) on a recurring basis using significant unobservable inputs (Level 3):

	2019	Related Party
	Convertible	Convertible
	Notes	Notes	Total
Balance as of December 31, 2020	$10,807	$528	$11,335
Transfer from related party to unrelated party	270	(270)	—
Change in fair value	142	1	143
Balance as of December 31, 2021	11,219	259	11,478
Change in fair value	173	4	177
Balance as of December 31, 2022	$11,392	$263	$11,655

The Company determines the carrying amount of the Convertible Notes by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument exists, fair value is estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities. Determining the fair value of the Convertible Notes requires the use of accounting estimates and assumptions. These estimates and assumptions are judgmental in nature and could have a significant impact on the determination of the debt, and the associated non-cash interest expense.

The following assumptions were used in determining the fair value of the Convertible notes:

	As of
	December 31,
	2021	2022
Probability of conversion	90%	—
Probability of holding until maturity without conversion	10%	—
Remaining term until potential conversion trigger date (years)	0.75	—
Discount yield(1)	17%	20%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.